[redacted]

10011721

CETINAS

Gary Sundick
Vice President
Listing Qualifications

By Electronic Delivery to: filer-support@sec.gov

April 26, 2010

1-34640

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated March 22, 2010, I advised you that the Exchange had received a Form 8-A from Redgate Media Group for registration of its American Depositary Shares, each representing two Common Shares, Common Shares with a par value US$0.0025 per share and that the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

Gary N. Sundick